UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 142.5%

Security	Principal Amount (000’s omitted)	Value
Education — 8.8%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$226,457
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	378,520
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	799,907
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,895,776
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	278,736
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	710,961
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	473,602
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	324,150
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	941,123
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	985,754
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,035,613
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	895	962,725

		$9,013,324

Electric Utilities — 8.1%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$291,376
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,251,787
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,653,885
Sacramento Municipal Utility District, 5.00%, 8/15/27	995	1,149,822
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,335	1,542,165
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	747,762
Vernon, Electric System Revenue, 5.125%, 8/1/21	635	682,600

		$8,319,397

Escrowed/Prerefunded — 11.7%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$737,923
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,312,692
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	2,490	2,611,636
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,566,745
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	340	393,513
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	460	532,399
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	665	811,440
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	1,130	1,378,837
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	381,863
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	275	292,759

		$12,019,807

Security	Principal Amount (000’s omitted)	Value
General Obligations — 37.9%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$1,500	$1,776,855
California, 5.00%, 10/1/31	1,885	2,271,915
California, 5.50%, 11/1/35	1,600	1,817,216
California, 6.00%, 4/1/38	750	808,725
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,189,010
Escondido, 5.00%, 9/1/36	1,000	1,173,920
Glendale Community College District, (Election of 2016), 5.00%, 8/1/37	2,000	2,405,540
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	2,000	2,336,420
Napa Valley Unified School District, 5.00%, 8/1/41	2,885	3,430,294
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,038,738
Redondo Beach Unified School District, (Election of 2012), 4.00%, 8/1/40	1,000	1,060,020
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,154,002
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,683,463
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	987,254
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	650	778,830
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,100	1,317,789
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)	3,180	3,416,719
Santa Clarita Community College District, 4.00%, 8/1/46	2,500	2,650,050
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,526,551

		$38,823,311

Hospital — 7.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,134,430
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	213,849
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	725,678
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,039,465
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	1,650	1,902,549
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,139,630
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,315,525
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	609,654

		$8,080,780

Insured-Education — 1.4%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,475,713

		$1,475,713

Insured-Escrowed/Prerefunded — 10.6%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,378,455
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,790	2,840,332
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,500	3,600,380

		$10,819,167

Insured-General Obligations — 5.0%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,153,690
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,981,273

		$5,134,963

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 5.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$1,008,654
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	435,731
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/27	1,440	1,756,382
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	2,100	2,424,639

		$5,625,406

Insured-Transportation — 6.7%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,227,750
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,822,355
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	740	803,507

		$6,853,612

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,045,506

		$1,045,506

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$388,392

		$388,392

Senior Living/Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$331,551
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	600	661,026
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	631,070

		$1,623,647

Special Tax Revenue — 18.1%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$870,831
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	288,468
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	465,313
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,596,042
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	274,469
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	553,258
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	276,629
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	385,846
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	276,427
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,673,552
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/34	1,000	1,176,990
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,465,575
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	544,631
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	810,572

Security	Principal Amount (000’s omitted)	Value
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	$1,600	$1,906,704
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	2,000	2,391,840
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,622,793
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	944,256

		$18,524,196

Transportation — 13.6%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,070,530
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	2,120	2,333,378
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,710,495
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,548,540
Sacramento County, Airport System Revenue, 5.00%, 7/1/41	1,500	1,763,025
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,010,525
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,518,205

		$13,954,698

Water and Sewer — 4.2%
East Bay Municipal Utility District, 5.00%, 6/1/34	$2,000	$2,455,440
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,905,326

		$4,360,766

Total Tax-Exempt Municipal Securities — 142.5% (identified cost $134,316,286)		$146,062,685

Taxable Municipal Securities — 7.2%

Security	Principal Amount (000’s omitted)	Value
Education — 4.2%
University of California, 4.104%, 5/15/47	$4,000	$4,296,080

		$4,296,080

Hospital — 1.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,858,448

		$1,858,448

Other Revenue — 1.2%
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 3.42%, 7/1/36	$1,200	$1,168,584

		$1,168,584

Total Taxable Municipal Securities — 7.2% (identified cost $7,109,765)		$7,323,112

Value
Total Investments — 149.7% (identified cost $141,426,051)	$153,385,797

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.9)%	$(3,000,320)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (45.6)%	$(46,770,850)

Other Assets, Less Liabilities — (1.2)%	$(1,130,460)

Net Assets Applicable to Common Shares — 100.0%	$102,484,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 19.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 7.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $661,026 or 0.6% of the Trust’s net assets applicable to common shares.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$133,762,757

Gross unrealized appreciation	$12,616,397
Gross unrealized depreciation	(328,357)

Net unrealized appreciation	$12,288,040

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$146,062,685	$—	$146,062,685
Taxable Municipal Securities	—	7,323,112	—	7,323,112
Total Investments	$—	$153,385,797	$—	$153,385,797

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017